Goodwill and Other Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets and Liabilities
GOODWILL AND OTHER INTANGIBLE ASSETS AND LIABILITIES

Goodwill

The carrying amount of goodwill as of December 31, 2013 is detailed below by reporting unit (in millions):

Floaters	$3,081.4
Jackups	192.6
Total	$3,274.0

Drilling Contract Intangibles
In connection with the Merger, we recorded intangible assets and liabilities representing the estimated fair values of the acquired company's firm drilling contracts in place at the Merger Date with favorable or unfavorable contract terms as compared to then-current market day rates for comparable drilling rigs. The gross carrying amounts of our drilling contract intangibles, which we consider to be definite-lived intangibles assets and intangible liabilities, and accumulated amortization as of December 31, 2013 and 2012 were as follows (in millions):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Drilling contract intangible assets
Balance, beginning of period	$209.0	$(88.3)	$120.7	$209.0	$(36.4)	$172.6
Amortization	—	(42.3)	(42.3)	—	(51.9)	(51.9)
Balance, end of period	$209.0	$(130.6)	$78.4	$209.0	$(88.3)	$120.7

Drilling contract intangible liabilities
Balance, beginning of period	$278.0	$(160.0)	$118.0	$278.0	$(92.8)	$185.2
Amortization	—	(48.9)	(48.9)	—	(67.2)	(67.2)
Balance, end of period	$278.0	$(208.9)	$69.1	$278.0	$(160.0)	$118.0

The various factors considered in the determination of the fair values of our drilling contract intangibles were (1) the contracted day rate for each contract, (2) the remaining term of each contract, (3) the rig class and (4) the market conditions for each respective rig class at the Merger Date.  The intangible assets and liabilities were calculated based on the present value of the difference in cash inflows over the remaining contract term as compared to a hypothetical contract with the same remaining term at an estimated then-current market day rate using a risk-adjusted discount rate and an estimated effective income tax rate.

We amortize the drilling contract intangibles to operating revenues over the respective remaining drilling contract terms on a straight-line basis. The estimated net (reduction) increase to future operating revenues related to the amortization of these intangible assets and liabilities as of December 31, 2013, is as follows (in millions):

2014	$(4.3)
2015	(4.5)
2016	(.8)
2017	.3
Total	$(9.3)